PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 88.7%
Asset-Backed Securities 26.2%
Automobiles 1.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240%	04/20/27		1,100	$1,104,153
Series 2023-01A, Class C, 144A	6.230	04/20/29		600	605,532
Series 2023-02A, Class C, 144A	6.180	10/20/27		800	803,590
Series 2023-05A, Class C, 144A	6.850	04/20/28		500	507,828
Series 2023-08A, Class C, 144A	7.340	02/20/30		2,700	2,817,156
Series 2024-01A, Class C, 144A	6.480	06/20/30		2,200	2,216,332

Bayview Opportunity Master Fund Trust, Series 2024-CAR1F, Class A, 144A	6.971	09/28/28		1,000	1,007,425
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30		2,600	2,608,276
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,215,591
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28		2,600	2,608,227
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27		200	182,591
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,646,452
Series 2021-01A, Class D, 144A	1.620	11/14/30		200	179,865
Series 2022-01A, Class D, 144A	5.900	12/16/30		2,900	2,859,635
Series 2023-01A, Class D, 144A	7.070	02/14/33		3,700	3,747,854
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		253	252,967
Series 2022-C, Class E, 144A	11.366	12/15/32		152	153,553
Series 2023-A, Class E, 144A	10.068	06/15/33		474	477,533
Series 2023-B, Class G, 144A	17.128	12/15/33		900	903,188
Santander Drive Auto Receivables Trust,
Series 2022-07, Class A2	5.810	01/15/26		372	372,125
Series 2023-02, Class C	5.470	12/16/30		1,250	1,253,744
					27,523,617
Collateralized Loan Obligations 22.3%
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.575(c)	06/15/34	EUR	1,000	1,058,541
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.575(c)	06/15/34	EUR	4,000	4,234,163

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.619%(c)	01/22/38	EUR	5,000	$5,429,847
Apex Credit CLO LLC (Cayman Islands), Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.809(c)	10/20/34		5,000	4,998,457
Arbour CLO DAC (Ireland), Series 04A, Class BRR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.242(c)	04/15/34	EUR	5,000	5,252,359
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.192(c)	04/15/30	EUR	2,500	2,661,055
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.064(c)	07/15/30		7,637	7,668,303
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678(c)	10/17/32		8,500	8,498,391
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.618(c)	04/18/35		9,750	9,740,250

Barings Euro CLO DAC (Ireland), Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.950(c)	10/21/34	EUR	3,000	3,193,326
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.750(c)	01/25/35		4,740	4,734,668
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.839(c)	03/09/34		2,450	2,456,417

BlueMountain CLO Ltd. (Cayman Islands), Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	04/20/34		4,280	4,270,156
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.675(c)	03/15/32	EUR	1,749	1,871,503
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,414,279

CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.689(c)	01/22/31		5,979	5,983,484
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	7.279(c)	10/20/34		11,335	11,323,639

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.658%(c)	04/20/35		2,750	$2,749,761
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.856(c)	07/15/29		442	442,884
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.234(c)	10/20/36		10,000	10,063,857

Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.341(c)	02/15/29		2,152	2,153,124
Elmwood CLO Ltd. (Cayman Islands), Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.619(c)	10/20/34		4,250	4,250,000
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/22/31		2,585	2,587,897
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	5.659(c)	01/26/38	EUR	6,000	6,510,105
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.679(c)	01/26/38	EUR	5,000	5,422,272

Invesco Euro CLO (Ireland), Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.592(c)	07/15/34	EUR	5,750	6,096,600
Jubilee CLO DAC (Ireland), Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	5.342(c)	04/15/35	EUR	10,000	10,563,247
KKR CLO Ltd. (Cayman Islands), Series 32A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.896(c)	01/15/32		5,000	5,009,893
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.604(c)	10/15/32		5,500	5,494,437
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.700(c)	01/18/34		9,500	9,509,968

MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.379(c)	04/21/31		18,000	18,002,711
Oak Hill European Credit Partners (Ireland), Series 2021-08A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.244(c)	04/18/35	EUR	12,000	12,562,385

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.726%(c)	07/15/34		6,195	$6,193,749
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.348(c)	10/18/35		10,000	10,017,691
OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.328(c)	04/17/31		4,000	3,999,932
Palmer Square European CLO DAC (Ireland), Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.542(c)	01/15/38	EUR	10,000	10,827,438
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.314(c)	04/15/31		13,000	13,011,786
Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.520(c)	04/20/35	EUR	10,000	10,571,635
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.318(c)	04/20/35		7,000	7,048,844
Rockford Tower CLO Ltd., Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.168(c)	10/20/35		11,500	11,569,728
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.761(c)	07/25/31		4,405	4,408,852
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609(c)	04/20/31		1,276	1,277,825
Silver Rock CLO Ltd. (Cayman Islands), Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.769(c)	01/20/35		10,000	9,981,695
Sona Fios CLO DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.714(c)	07/15/36	EUR	13,250	14,359,383
St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.928(c)	10/25/35	EUR	8,000	8,533,504
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311(c)	01/15/36		13,250	13,270,092

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands), Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.818%(c)	01/20/35	3,750	$3,749,873
Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class A1, 144A	0.000(cc)	04/05/37	6,000	6,000,000
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.816(c)	04/15/34	3,500	3,512,773
Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.327(c)	01/15/37	12,500	12,515,626
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.728(c)	01/17/31	7,855	7,856,127
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.766(c)	07/15/31	11,300	11,307,919
				361,222,451
Consumer Loans 0.5%
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	4,800	4,863,048
Series 2023-01A, Class D, 144A	7.490	06/14/38	200	206,465
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,592,096

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29	220	219,754
SoFi Consumer Loan Program Trust, Series 2022-01S, Class A, 144A	6.210	04/15/31	893	893,078
				8,774,441
Equipment 0.1%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	1,500	1,528,403
Home Equity Loans 0.6%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	6.650(c)	10/25/34	644	630,859

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.130%(c)	11/25/33	589	$597,961
Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	6.410(c)	11/25/33	3,267	3,158,640
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	6.110(c)	10/25/32	42	42,099
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	6.630(c)	06/25/43	61	61,158
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	5.789(c)	01/25/34	1,493	1,440,895

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	6.290(c)	01/25/35	900	875,062
JPMorgan Mortgage Trust, Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	05/25/54	1,019	1,022,872
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	4.330(c)	08/25/33	482	496,112
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.470(c)	10/25/33	229	227,269
Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	09/25/33	211	209,680
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.470(c)	10/25/33	178	175,917

Towd Point Mortgage Trust, Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	700	699,891
				9,638,415
Other 0.2%
Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55	479	492,674
Series 2023-04C, Class A, 144A	6.480	03/20/57	986	1,023,628

Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	1,285	1,321,241
				2,837,543

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.7%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	6.090%(c)	08/25/32		232	$221,442
Series 2003-04, Class 1A5	4.923	05/25/33		300	290,261

Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	6.080(c)	02/25/35		165	149,694
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	07/25/33		235	231,725
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.200(c)	03/25/34		15	15,364

Countrywide Asset-Backed Certificates Trust, Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	11/25/34		65	64,508
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379	12/25/32		66	62,085
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	09/25/33		986	959,456
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	6.210(c)	08/25/34		363	327,086
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.245(c)	03/25/35		1,453	1,344,054
Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	5.890(c)	06/25/34		513	494,352
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.350(c)	05/25/34		149	140,222
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.868(c)	09/27/75	EUR	911	971,642
Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.470(c)	09/25/34		1,764	1,726,723

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
TFS (Spain),
Series 2018-03^	0.000%(s)	04/16/40	EUR	—(r)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.130(c)	03/15/26	EUR	4,413	4,054,160
					11,052,775
Student Loans 0.1%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		2,143	2,038,191
Series 2019-A, Class R, 144A	0.000	10/25/48		1,689	348,008
					2,386,199

Total Asset-Backed Securities (cost $427,301,749)					424,963,844
Commercial Mortgage-Backed Securities 5.1%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $2,454,600; purchased 05/09/18)(f)	3.203(cc)	05/15/35		2,700	1,943,767
Series 2018-20TS, Class H, 144A (original cost $2,389,640; purchased 05/09/18)(f)	3.203(cc)	05/15/35		2,700	1,889,768
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38		2,650	2,274,987
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		900	737,383
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		1,490	1,156,663

Benchmark Mortgage Trust, Series 2023-V03, Class XA, IO	1.053(cc)	07/15/56		50,606	1,608,793
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	7.148(c)	09/15/38		2,024	1,996,617
Series 2023-BRK02, Class C, 144A	8.630(cc)	11/05/28		4,300	4,529,235

BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.098(c)	10/15/36		5,653	5,494,037
Commercial Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.325(cc)	02/10/48		123,049	217,957
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)	8.031(c)	05/15/36		5,666	5,630,157
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		15,500	9,777,088

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.470%(cc)	03/25/26		20,918	$511,399
Series KC02, Class X1, IO	0.510(cc)	03/25/24		112,917	305,124

GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.398(c)	10/15/36		2,130	2,082,075
GS Mortgage Securities Trust,
Series 2013-GC10, Class XB, IO, 144A	0.403(cc)	02/10/46		26,492	265
Series 2014-GC20, Class XB, IO	0.598(cc)	04/10/47		28,307	283

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		3,000	2,776,427
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.431(cc)	08/15/47		45,056	55,144
Series 2015-C27, Class XB, IO	0.542(cc)	02/15/48		52,766	158,947

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A5	3.490	07/15/50		5,000	4,646,101
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.644(cc)	04/15/46		34,956	350
Series 2016-JP03, Class A5	2.870	08/15/49		10,495	9,845,722
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		7,950	2,850,680
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class C, 144A	3.283(cc)	11/10/36		2,020	1,775,990
Series 2019-MEAD, Class D, 144A	3.283(cc)	11/10/36		3,000	2,570,241
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		2,505	2,068,188
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.947(c)	03/15/36		2,350	2,173,750
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.197(c)	03/15/36		1,400	1,285,137

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	9,500	11,680,818

Total Commercial Mortgage-Backed Securities (cost $93,039,070)					82,043,093
Corporate Bonds 23.8%
Aerospace & Defense 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29		1,125	1,144,688

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	4,938	$4,924,618

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	7.000	07/28/30	1,770	1,853,632
				7,922,938
Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	475	438,219
Airlines 0.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,323	1,272,695
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	63	61,842
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	1,355	1,321,894
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	622,769
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	157,467
				3,436,667
Apparel 0.0%
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	825	664,815
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	2,650	2,543,481
Sr. Unsec’d. Notes	6.800	05/12/28	625	648,821
Sr. Unsec’d. Notes	6.950	03/06/26	450	460,118

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	1,555	1,587,750
				5,240,170

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	1,900	$1,847,750
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26	370	365,734
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	800	686,832
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	280,875
				3,181,191
Banks 5.3%
ABN AMRO Bank NV (Netherlands), Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	3,700	3,756,704
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	957,940
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,110	937,950
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	945	788,158
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	6,805,993
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,404,639

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	7.437(ff)	11/02/33	3,810	4,224,270
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	2,415	2,411,776
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	779,909
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,095,389
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	1,240	1,119,091
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	951,808
Sub. Notes	4.400	06/10/25	405	400,581

Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	6.819(ff)	11/20/29	3,300	3,461,964
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	175	191,994
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	33,326
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,842,687
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	130,549
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,300,865

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000%(ff)	08/01/24(oo)	1,500	$1,483,659
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	14,910,982

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,370	2,037,346
M&T Bank Corp., Sub. Notes	4.000	07/15/24	325	322,253
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,388,809
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,722,988
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,342,108
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,671,229
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	594,174
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	2,230	1,799,115

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	6.066(ff)	01/19/35	7,380	7,392,324
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,084,701
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	1,200	1,178,322
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	615	606,936
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	1,500	1,590,075
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.940(c)	05/12/26	1,925	1,935,971

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,438,411
				86,094,996
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39	250	333,326
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	1,675	1,724,302
Building Materials 0.2%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	1,180	1,164,011
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	149	145,474

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
JELD-WEN, Inc., (cont’d.)
Gtd. Notes, 144A	4.875%	12/15/27		800	$762,816

Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28		1,335	1,291,612
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	7.250	01/15/31		500	519,627
					3,883,540
Chemicals 0.9%
Ashland Services BV, Gtd. Notes	2.000	01/30/28	EUR	1,200	1,189,851
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43		4,100	4,060,838
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		1,630	1,405,467
Gtd. Notes, 144A	8.500	01/12/31		1,585	1,501,756

FMC Corp., Sr. Unsec’d. Notes	3.450	10/01/29		3,223	2,919,367
LYB International Finance BV, Gtd. Notes	5.250	07/15/43		175	166,341
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,258,000
Rain Carbon, Inc., Sr. Sec’d. Notes, 144A	12.250	09/01/29		225	222,591
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	326,047
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		1,058	1,076,165
					14,126,423
Commercial Services 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,000	986,208
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		1,200	1,088,912
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	621,085
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	123,726

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, (cont’d.)
Gtd. Notes, 144A	7.000%	10/15/37	1,725	$2,014,892

GTCR W-2 Merger Sub LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	200	208,381
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	325	286,021
Gtd. Notes	5.250	01/15/30	1,200	1,178,940
				6,508,165
Computers 0.2%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	1,625	1,517,344
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	761	816,478
				2,333,822
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	1,150	1,044,131
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	100	102,688
				1,146,819
Diversified Financial Services 0.6%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27	950	920,205
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,285	1,326,979
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	935	1,032,721
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,025	924,343
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	6.500	01/20/43	175	185,404
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.750	11/15/31	1,675	1,545,517
Navient Corp., Sr. Unsec’d. Notes	6.750	06/25/25	575	578,908
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	1,200	1,052,379

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc., Gtd. Notes, 144A	7.875%	12/15/29	710	$732,603
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,099,010
				9,398,069
Electric 1.3%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30	1,046	894,271
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	2,075	2,090,886
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,385,776
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	2,695	2,444,745

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27	428	395,438
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42	50	42,182
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,145	2,131,594
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	3,000	2,771,250
Mercury Chile Holdco LLC (Chile), Sr. Sec’d. Notes	6.500	01/24/27	1,400	1,302,000
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29	1,194	1,115,239
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31	1,475	1,263,405
Gtd. Notes, 144A	3.875	02/15/32	1,050	896,045
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	275	289,564

Tierra Mojada Luxembourg II Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40	1,696	1,478,795
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	450	438,530
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,575	1,580,596
				20,520,316
Energy-Alternate Sources 0.0%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27	630	590,428

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.5%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000%	02/15/33	EUR	1,100	$1,018,300
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	668,374
IHS Holding Ltd. (Nigeria), Gtd. Notes, 144A	6.250	11/29/28		850	714,000
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,854,560
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	209,162
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	341,350
Sr. Sec’d. Notes, 144A	5.500	07/31/47		3,395	2,784,919
					7,590,665
Entertainment 0.3%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		350	351,692
Sr. Sec’d. Notes, 144A	6.500	02/15/32		655	661,447
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,493,530

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		625	618,505
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	689	22,350
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%^	11.000	09/30/26(d)	EUR	2,008	651,025
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	330	353,477

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29		391	335,820
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		625	453,491
					4,941,337
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	01/15/31		310	316,200

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500%	02/15/28		450	$454,758
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		1,275	1,149,757
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	2,700	3,119,881
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	159,729
Gtd. Notes, 144A	4.375	01/31/32		325	291,428
					5,175,553
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		400	415,656
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		1,000	1,005,710
					1,421,366
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		1,500	1,474,528
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	732,574
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26		1,350	1,269,276
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,171,036
					4,647,414
Healthcare-Products 0.1%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		275	249,018
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		125	116,561
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,021,248
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	625,870
					2,012,697

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	530	$465,223
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	2,625	2,321,915
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28	700	686,440
Sr. Unsec’d. Notes	4.650	01/15/43	120	110,970
Sr. Unsec’d. Notes	5.100	01/15/44	515	498,333
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	6.750	05/15/31	1,425	1,458,378
Sr. Unsec’d. Notes(a)	6.875	11/15/31	1,200	1,235,878
				6,777,137
Home Builders 0.4%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	146,321
Gtd. Notes(a)	7.250	10/15/29	3,475	3,492,779

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	1,000	957,250
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	2,560	2,560,120
				7,156,470
Housewares 0.0%
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	325	224,424
Insurance 0.5%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	228,513
Sr. Unsec’d. Notes	6.100	10/01/41	280	299,556

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	1,614	1,575,332
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	695	782,119
Markel Group, Inc., Sr. Unsec’d. Notes	5.000	03/30/43	3,125	2,783,068
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	245	221,298

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900%	09/15/44		1,950	$1,826,866
Sub. Notes, 144A	6.850	12/16/39		54	62,398
					7,779,150
Internet 0.3%
Prosus NV (China), Sr. Unsec’d. Notes, 144A(a)	4.193	01/19/32		1,250	1,068,750
United Group BV (Slovenia), Sr. Sec’d. Notes, 144A	6.750	02/15/31	EUR	2,950	3,177,704
					4,246,454
Iron/Steel 0.0%
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28		575	605,187
Leisure Time 0.4%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27		350	345,625
Gtd. Notes, 144A	6.000	05/01/29		875	844,375
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	8.125	01/15/29		550	575,437
Sr. Sec’d. Notes, 144A	8.375	02/01/28		925	967,032
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30		150	156,296
Gtd. Notes, 144A	9.250	01/15/29		600	645,186
Sr. Unsec’d. Notes, 144A	5.500	08/31/26		950	940,500

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27		650	627,828
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29		1,100	1,072,324
					6,174,603
Lodging 0.5%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,510	1,444,693
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27		700	654,500

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, Gtd. Notes(a)	4.750%	10/15/28		2,400	$2,265,764
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.375	08/08/25		203	199,955
Sr. Unsec’d. Notes	5.650	08/08/28		756	740,578

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25		1,198	1,184,228
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		475	458,969
Sr. Unsec’d. Notes, 144A	5.500	10/01/27		1,025	960,617
					7,909,304
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		1,100	1,131,987
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		400	417,850
					1,549,837
Media 1.2%
Altice Finco SA (Luxembourg), Sec’d. Notes	4.750	01/15/28	EUR	4,025	3,667,244
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.750	03/01/30		1,300	1,155,048
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35		2,640	2,661,129
Sr. Sec’d. Notes	6.484	10/23/45		585	561,656
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28		1,600	1,376,123
Gtd. Notes, 144A(a)	5.500	04/15/27		1,500	1,346,807
Sr. Unsec’d. Notes	5.250	06/01/24		2,000	1,996,720
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,576,156; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)		2,785	187,988
Sec’d. Notes, 144A (original cost $147,813; purchased 01/31/24)(f)	5.375	08/15/26(d)		2,150	149,163

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,625	2,738,965

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27		275	$260,124
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		2,185	2,221,738
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	757,140
Sr. Sec’d. Notes	4.250	01/15/30	GBP	600	666,640

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	370	360,433
					20,106,918
Mining 0.2%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		730	657,000
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.875	10/15/27		600	532,914
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		600	581,316
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,723,734
					3,494,964
Oil & Gas 2.5%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	2.000	07/15/26		2,445	2,263,301
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,225	1,225,721
Gtd. Notes, 144A	9.000	11/01/27		899	1,141,451

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400	06/15/47		1,092	1,029,352
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,325	1,323,626
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		200	210,311
Gtd. Notes, 144A	8.625	11/01/30		225	240,458

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		525	527,147

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250%	02/15/28		450	$469,521
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25		1,000	996,684
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,105,768
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,223,406
Sr. Unsec’d. Notes	8.875	01/13/33		2,660	2,805,901
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,135	1,044,200
Sr. Sec’d. Notes, 144A	5.375	03/30/28		857	746,661
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	697,427
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	482,856

Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	6.750	06/30/30		600	537,420
Ovintiv, Inc., Gtd. Notes	5.650	05/15/28		2,145	2,182,828
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,025	1,061,466
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	949,046
Gtd. Notes	6.625	01/16/34	GBP	100	120,050
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	2,055	1,868,280
Gtd. Notes	5.350	02/12/28		2,000	1,747,340
Gtd. Notes	6.500	03/13/27		260	243,360
Gtd. Notes	6.700	02/16/32		2,660	2,158,457
Gtd. Notes	6.840	01/23/30		500	427,050
Gtd. Notes(a)	6.875	10/16/25		1,540	1,520,642
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,550	1,480,356

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		617	614,668
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	1,980	2,321,668
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32		650	602,052
Gtd. Notes	5.375	02/01/29		725	709,262

Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		3,025	2,999,257
					41,076,993

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950%	06/01/41	100	$100,358
Packaging & Containers 0.2%
Ball Corp., Gtd. Notes	6.000	06/15/29	1,125	1,135,266
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	1,300	1,212,840
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	125	125,600
				2,473,706
Pharmaceuticals 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	905	819,115
Sr. Unsec’d. Notes	4.550	03/15/35	4,155	4,068,453
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	750	593,094
Gtd. Notes, 144A	6.125	08/01/28	800	700,107
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	400	172,000
Gtd. Notes, 144A	6.250	02/15/29	1,200	504,000

Cigna Group (The), Gtd. Notes	4.375	10/15/28	3,990	3,935,398
CVS Health Corp., Sr. Unsec’d. Notes	5.875	06/01/53	390	400,670
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	650	593,868
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	650	558,945

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	520	442,086
Viatris, Inc., Gtd. Notes	4.000	06/22/50	2,190	1,549,066
				14,336,802
Pipelines 1.6%
AI Candelaria Spain SA (Colombia), Sr. Sec’d. Notes, 144A	5.750	06/15/33	920	715,300

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	6.625%	02/01/32	690	$687,350
Gtd. Notes, 144A	7.875	05/15/26	900	921,305

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	125	107,409
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,248,121
Sr. Unsec’d. Notes	5.150	03/15/45	55	50,375
Sr. Unsec’d. Notes	5.300	04/15/47	125	115,079
Sr. Unsec’d. Notes	5.400	10/01/47	60	55,873
Sr. Unsec’d. Notes	6.250	04/15/49	75	77,787
Magellan Midstream Partners LP,
Gtd. Notes	4.200	12/01/42	125	98,259
Gtd. Notes	5.150	10/15/43	1,350	1,253,575

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	134,560
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	491,561
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47	255	227,897
Gtd. Notes	5.650	11/01/28	3,435	3,541,954
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	752,051
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,833,961

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	1,000	956,072
Targa Resources Corp., Gtd. Notes	6.150	03/01/29	2,914	3,044,172
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	66,999
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	66,393
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	4,990	4,849,656
Sr. Unsec’d. Notes	5.300	03/01/48	910	796,984

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.150	03/15/34	1,340	1,344,247
				25,436,940

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 0.1%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375%	11/26/24		995	$974,478
Real Estate Investment Trusts (REITs) 0.4%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29		1,441	1,367,379
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		1,000	754,847
Gtd. Notes	9.750	06/15/25		25	24,900
Sr. Unsec’d. Notes	4.750	02/15/28		25	19,617

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.300	01/15/29		2,770	2,731,781
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000	10/15/27		450	341,334
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		900	904,975
					6,144,833
Retail 0.7%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		500	496,265
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	3,800	4,349,980
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,575	2,714,179

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,805	1,335,700
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		1,075	966,357
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		1,825	1,805,970
					11,668,451
Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		727	590,061
Sr. Unsec’d. Notes	3.500	09/15/53		519	369,581
Sr. Unsec’d. Notes	3.650	09/15/59		318	223,922
Sr. Unsec’d. Notes	4.500	05/15/35		695	655,955

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.400%	02/15/34		600	$615,665

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	661,200
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $52,921; purchased 11/14/23)^(f)	0.000	12/31/30		47	52,922
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $15; purchased 11/14/23)^(f)	0.000	12/31/30		147	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $2,250; purchased 11/14/23)^(f)	0.000	12/31/30		1	2,250
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $4; purchased 11/14/23)^(f)	0.000	12/31/30		45	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,073,648; purchased 01/29/24 - 01/30/24)(f)	9.000	05/25/27		1,163	1,096,505
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $493,046; purchased 01/30/24)(f)	10.500	11/25/28		764	504,214
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		1,400	1,320,270
Level 3 Financing, Inc.,
Gtd. Notes, 144A (original cost $103,250; purchased 11/03/23 - 11/08/23)(f)	4.250	07/01/28		175	98,000
Gtd. Notes, 144A (original cost $65,875; purchased 11/03/23)(f)	4.625	09/15/27		100	61,500
Sr. Sec’d. Notes, 144A (original cost $463,977; purchased 11/14/19)(f)	3.400	03/01/27		465	456,863
Sr. Sec’d. Notes, 144A (original cost $262,625; purchased 03/31/23)(f)	10.500	05/15/30		275	274,070

Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	429,381
Sprint LLC,
Gtd. Notes	7.125	06/15/24		2,000	2,008,977
Gtd. Notes	7.625	02/15/25		835	848,762
Gtd. Notes	7.625	03/01/26		315	328,804

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes(a)	3.875	02/20/25	GBP	7,025	7,359,663

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375%	09/20/28	480	$208,800
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.400	03/22/41	1,575	1,245,195
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	1,650	1,600,406
				21,012,966
Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41	295	295,090
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,650	1,627,454
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	360	319,529
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	225	230,451
Gtd. Notes, 144A	7.125	02/01/32	385	392,684
				2,865,208

Total Corporate Bonds (cost $399,301,868)				385,764,621
Floating Rate and Other Loans 0.6%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.201(c)	04/21/28	388	388,532
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.219(c)	11/17/28	598	540,136
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.203(c)	03/01/29	1,010	997,005
Diversified Financial Services 0.1%
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	8.447(c)	03/20/28	1,171	1,159,809

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Investment Companies 0.2%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	23.402%(c)	02/22/30	EUR	2,754	$3,032,871
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		41	38,303
Second Lien Term Loan	8.175	08/24/26		2,065	134,641
					172,944
Metal Fabricate/Hardware 0.1%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.437(c)	03/31/28		153	148,259
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.437(c)	03/31/28		22	21,499
Term Loan, 1 Month SOFR + 5.850%	11.183(c)	03/31/28		1,133	1,094,520
					1,264,278
Retail 0.1%
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.743(c)	07/27/29	GBP	1,025	941,762
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.197(c)	03/06/28		1,240	1,236,296
					2,178,058
Telecommunications 0.0%
Digicel International Finance Ltd. (Jamaica), Term Loan, 3 Month SOFR + 6.750%	12.063(c)	05/29/27		192	177,091
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%^	7.197(c)	03/01/27		180	172,800
Lumen Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.697(c)	03/15/27		60	41,139
Term Loan	—(p)	06/01/28		23	20,406
					411,436

Total Floating Rate and Other Loans (cost $11,009,535)					10,145,069

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 1.2%
California 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263%	04/01/49	550	$637,952
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	1,730	1,871,315
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	578,596
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	606,410
				3,694,273
Colorado 0.1%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,296,345
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	865	857,963
New Jersey 0.2%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	2,483,075
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	210,615
				2,693,690
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	165,498
Puerto Rico 0.6%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43	8,138	4,516,371
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	5,846	5,727,735
				10,244,106

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427%	02/01/42	120	$114,838

Total Municipal Bonds (cost $19,893,095)				19,066,713
Residential Mortgage-Backed Securities 2.1%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.328(c)	07/01/26	1,125	1,124,523
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	5.418(cc)	02/25/37	28	26,664
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)	7.509(c)	01/25/40	44	44,129
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.445(c)	10/25/41	600	614,814
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.495(c)	12/25/41	318	325,746
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.345(c)	01/25/42	1,900	1,947,500
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.595(c)	03/25/42	1,000	1,113,042
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.595(c)	03/25/42	290	313,906
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.445(c)	03/25/42	1,000	1,041,226
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.444(c)	06/25/43	1,400	1,472,357
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.845(c)	10/25/43	1,290	1,333,186

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.795%(c)	04/25/34	910	$931,328
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.345(c)	09/26/33	400	401,316
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)	7.959(c)	02/25/50	500	514,758
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.995(c)	01/25/51	835	868,926
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.745(c)	08/25/33	3,460	3,763,598
Series 2021-DNA02, Class M2, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)	7.645(c)	08/25/33	1,738	1,770,744
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.845(c)	10/25/33	200	219,626
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	10/25/33	200	202,376
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.845(c)	10/25/41	1,520	1,518,562
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.145(c)	11/25/41	100	100,625
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.345(c)	08/25/33	200	212,245
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	09/25/41	100	100,435
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.695(c)	12/25/41	100	100,344
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.195(c)	01/25/42	500	500,940

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.845%(c)	01/25/42	70	$70,650
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.745(c)	02/25/42	1,400	1,429,743
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.245(c)	04/25/42	2,020	2,095,750
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.695(c)	05/25/42	200	210,361
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	10.695(c)	08/25/42	600	648,345

GSMSC Resecuritization Trust, Series 2015-03R, Class 2A2, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)	5.590(c)	10/26/36	191	190,530
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	5.672(cc)	07/25/35	8	8,118
Legacy Mortgage Asset Trust, Series 2021-SL02, Class A, 144A	1.875	10/25/68	158	149,509
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.200(c)	01/25/48	1,066	1,024,229
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.245(c)	04/25/34	1,000	1,013,585
PMT Credit Risk Transfer Trust, Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.201(c)	05/30/25	2,506	2,507,302
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month SOFR + 3.515% (Cap N/A, Floor 0.115%)	8.851(c)	08/25/25	2,223	2,234,213
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.045(c)	11/25/31	1,000	1,023,704
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.045(c)	07/25/33	750	755,533

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-37A, Class 3A7	7.158%(cc)	12/25/33		198	$188,000

Total Residential Mortgage-Backed Securities (cost $32,863,926)					34,112,488
Sovereign Bonds 3.6%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	575,777
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes(a)	5.333	02/15/28		1,645	1,621,740
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,403,187
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	252,439
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,852,188
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,570,785
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		550	558,525
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	6,502,581
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,399,781
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	350,039
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	821,028
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	2,843,923
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	548,466
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,650	1,809,938
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		3,025	2,997,775

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		10,000	8,950,000
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	8.250	04/15/24		3,779	3,693,972
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		2,132	2,174,853
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	4,200	4,670,615

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romanian Government International Bond (Romania), (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.625%	09/27/29	EUR	4,500	$5,203,570
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	366	331,756
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,544	2,625,582
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,504,686
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		520	531,115
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	934,650
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	1,866	421,466
Sr. Unsec’d. Notes	8.994	02/01/26(d)		350	100,975
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,265	285,721
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		1,560	448,500
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		800	230,800

Total Sovereign Bonds (cost $61,296,651)					58,216,433
U.S. Government Agency Obligations 6.3%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		2,354	1,911,395
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,446	1,233,500
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,888	2,447,306
Federal Home Loan Mortgage Corp.	2.500	07/01/51		510	429,995
Federal Home Loan Mortgage Corp.	3.000	07/01/46		4,210	3,826,697
Federal Home Loan Mortgage Corp.	3.000	02/01/52		2,890	2,529,820
Federal Home Loan Mortgage Corp.	3.500	10/01/45		2,813	2,623,982
Federal Home Loan Mortgage Corp.	3.500	09/01/46		7,134	6,667,151
Federal Home Loan Mortgage Corp.	4.500	07/01/52		1,429	1,382,108
Federal Home Loan Mortgage Corp.	4.500	08/01/52		1,024	990,664
Federal Home Loan Mortgage Corp.	5.000	07/01/52		4,896	4,838,187
Federal Home Loan Mortgage Corp.(h)	5.000	09/01/52		10,999	10,870,625
Federal Home Loan Mortgage Corp.	5.500	11/01/52		493	496,089
Federal National Mortgage Assoc.	2.000	11/01/50		5,651	4,586,871
Federal National Mortgage Assoc.	2.000	12/01/50		6,332	5,137,947
Federal National Mortgage Assoc.	2.500	02/01/51		1,555	1,316,571
Federal National Mortgage Assoc.	2.500	03/01/51		1,720	1,455,682
Federal National Mortgage Assoc.	3.000	08/01/43		405	367,171
Federal National Mortgage Assoc.	3.000	04/01/48		5,673	5,146,420
Federal National Mortgage Assoc.	3.000	07/01/51		540	473,889
Federal National Mortgage Assoc.	3.000	02/01/52		516	452,354
Federal National Mortgage Assoc.	3.000	04/01/52		5,566	4,875,256
Federal National Mortgage Assoc.	4.500	06/01/52		3,057	2,955,915
Federal National Mortgage Assoc.	4.500	07/01/52		2,842	2,747,917
Federal National Mortgage Assoc.	4.500	08/01/52		4,360	4,216,368
Federal National Mortgage Assoc.	4.500	10/01/52		5,249	5,076,012

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	07/01/52	2,340	$2,312,570
Federal National Mortgage Assoc.	5.000	09/01/52	4,759	4,703,735
Federal National Mortgage Assoc.	5.500	10/01/52	900	903,824
Federal National Mortgage Assoc.(h)(k)	5.500	11/01/52	11,540	11,604,031
Federal National Mortgage Assoc.	5.500	12/01/52	1,484	1,490,580
Federal National Mortgage Assoc.	6.000	11/01/52	1,051	1,068,674
Federal National Mortgage Assoc.	6.000	12/01/52	1,402	1,424,263

Total U.S. Government Agency Obligations (cost $101,121,946)				102,563,569
U.S. Treasury Obligations 19.5%
U.S. Treasury Bonds(k)	2.250	05/15/41	26,700	20,041,687
U.S. Treasury Bonds(h)(kk)	3.375	11/15/48	35,125	29,900,156
U.S. Treasury Bonds	3.625	02/15/53	22,665	20,334,755
U.S. Treasury Bonds	4.125	08/15/53	575	565,027
U.S. Treasury Notes	0.375	04/30/25	52,500	49,856,543
U.S. Treasury Notes	2.625	04/15/25	30,000	29,312,109
U.S. Treasury Notes	3.875	09/30/29	4,110	4,102,615
U.S. Treasury Notes	3.875	12/31/29	11,595	11,571,448
U.S. Treasury Notes	4.000	12/15/25	45,845	45,624,729
U.S. Treasury Notes	4.250	05/31/25	60,500	60,289,668
U.S. Treasury Notes	4.625	06/30/25	28,500	28,569,024
U.S. Treasury Notes	4.625	09/30/30	4,665	4,855,973
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	1,035	489,240
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	532,739
U.S. Treasury Strips Coupon	3.507(s)	11/15/41	24,000	10,750,313
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	74,830

Total U.S. Treasury Obligations (cost $316,319,260)				316,870,856

	Shares
Common Stocks 0.3%
Chemicals 0.1%
TPC Group, Inc.*^	56,219	1,574,132
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $1,794,337; purchased 10/25/19)(f)	6,534	1,074,166
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	12,570	969,273

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $178,523; purchased 01/29/24 - 01/30/24)*(f)	147,816	$266,069
Intelsat Emergence SA (Luxembourg)*	19,703	543,073
		809,142

Total Common Stocks (cost $2,487,594)		4,426,713
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $412,480; purchased 01/26/24 - 01/29/24)*^(f) (cost $412,480)	47,467	474,670

Total Long-Term Investments (cost $1,465,047,174)		1,438,648,069

Short-Term Investments 12.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	71,602,505	71,602,505
PGIM Core Short-Term Bond Fund(wb)	12,909,473	117,992,583
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $13,481,621; includes $13,388,803 of cash collateral for securities on loan)(b)(wb)	13,501,394	13,497,344

Total Short-Term Investments (cost $202,683,212)		203,092,432

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 101.2% (cost $1,667,730,386)		1,641,740,501
Option Written*~ (0.0)%
(premiums received $0)		(29)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 101.2% (cost $1,667,730,386)		1,641,740,472
Liabilities in excess of other assets(z) (1.2)%		(19,428,858)

Net Assets 100.0%		$1,622,311,614

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,066,968 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,121,510; cash collateral of $13,388,803 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $12,471,160. The aggregate value of $8,531,915 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $(7,500,000) is (0.5)% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at January 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holding Corp. , Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $43,202)	44	$42,467	$—	$(735)
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $7,498,535)	5.500%	TBA(tt)	02/13/24	$(7,500)	$(7,521,348)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	16,440	$(29)
(premiums received $0)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
403	3 Month CME SOFR	Mar. 2024	$95,354,838	$79,046
267	3 Month CME SOFR	Jun. 2024	63,355,763	173,028
151	3 Month CME SOFR	Sep. 2024	36,009,725	219,482
				471,556
Short Positions:
719	2 Year U.S. Treasury Notes	Mar. 2024	147,866,844	(105,731)
171	5 Year Euro-Bobl	Mar. 2024	21,904,308	(223,249)
2,638	5 Year U.S. Treasury Notes	Mar. 2024	285,934,482	(4,836,524)
117	10 Year Euro-Bund	Mar. 2024	17,177,132	(383,046)
328	10 Year U.S. Treasury Notes	Mar. 2024	36,843,627	(617,510)
212	10 Year U.S. Ultra Treasury Notes	Mar. 2024	24,777,500	(902,104)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Futures contracts outstanding at January 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
749	20 Year U.S. Treasury Bonds	Mar. 2024	$91,635,469	$(4,916,647)
169	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	21,837,969	(531,798)
31	Euro Schatz Index	Mar. 2024	3,557,546	(10,914)
				(12,527,523)
				$(12,055,967)
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	BNYM	BRL	9,023	$1,828,000	$1,820,760	$—	$(7,240)
Expiring 02/02/24	CITI	BRL	9,690	1,963,000	1,955,423	—	(7,577)
Expiring 02/02/24	CITI	BRL	7,261	1,467,000	1,465,215	—	(1,785)
Expiring 02/02/24	SSB	BRL	9,900	2,001,000	1,997,819	—	(3,181)
Expiring 04/02/24	DB	BRL	30,683	6,196,735	6,155,405	—	(41,330)
Canadian Dollar,
Expiring 04/19/24	BNP	CAD	3,357	2,497,917	2,499,487	1,570	—
Chilean Peso,
Expiring 03/20/24	DB	CLP	385,308	440,000	412,854	—	(27,146)
Chinese Renminbi,
Expiring 04/24/24	HSBC	CNH	24,573	3,438,000	3,437,519	—	(481)
Colombian Peso,
Expiring 03/20/24	CITI	COP	2,605,223	646,217	663,022	16,805	—
Expiring 03/20/24	GSI	COP	3,411,458	835,937	868,206	32,269	—
Expiring 03/20/24	GSI	COP	3,384,383	834,959	861,315	26,356	—
Czech Koruna,
Expiring 04/19/24	MSI	CZK	12,332	540,841	535,918	—	(4,923)
Euro,
Expiring 02/06/24	CITI	EUR	2,962	3,206,457	3,201,828	—	(4,629)
Expiring 02/06/24	CITI	EUR	2,962	3,205,850	3,201,828	—	(4,022)
Indian Rupee,
Expiring 03/20/24	HSBC	INR	278,488	3,344,000	3,345,121	1,121	—
Expiring 03/20/24	MSI	INR	456,892	5,488,000	5,488,060	60	—
Expiring 03/20/24	SSB	INR	286,013	3,417,771	3,435,506	17,735	—
Expiring 03/20/24	UAG	INR	275,347	3,290,958	3,307,391	16,433	—
Indonesian Rupiah,
Expiring 03/20/24	BOA	IDR	42,278,028	2,717,534	2,678,121	—	(39,413)
Expiring 03/20/24	HSBC	IDR	41,548,725	2,651,000	2,631,923	—	(19,077)
Expiring 03/20/24	HSBC	IDR	40,570,400	2,600,000	2,569,951	—	(30,049)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/24	JPM	IDR	18,176,299	$1,165,500	$1,151,386	$—	$(14,114)
Expiring 03/20/24	SCB	IDR	40,940,576	2,632,000	2,593,399	—	(38,601)
Israeli Shekel,
Expiring 03/20/24	BOA	ILS	9,592	2,596,366	2,634,139	37,773	—
Expiring 03/20/24	CITI	ILS	8,435	2,278,000	2,316,287	38,287	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	292,453	2,048,775	2,011,789	—	(36,986)
Mexican Peso,
Expiring 03/20/24	GSI	MXN	39,647	2,260,000	2,284,537	24,537	—
Expiring 03/20/24	HSBC	MXN	61,754	3,531,953	3,558,444	26,491	—
Expiring 03/20/24	JPM	MXN	33,278	1,929,000	1,917,548	—	(11,452)
Expiring 03/20/24	JPM	MXN	32,245	1,893,000	1,858,041	—	(34,959)
Expiring 03/20/24	TD	MXN	30,834	1,752,000	1,776,760	24,760	—
New Zealand Dollar,
Expiring 04/19/24	CITI	NZD	1,886	1,160,402	1,153,079	—	(7,323)
Peruvian Nuevo Sol,
Expiring 03/20/24	BNP	PEN	1,128	300,381	296,134	—	(4,247)
Expiring 03/20/24	CITI	PEN	3,157	827,050	828,895	1,845	—
Expiring 03/20/24	MSI	PEN	3,901	1,034,432	1,024,341	—	(10,091)
Philippine Peso,
Expiring 03/20/24	CITI	PHP	185,995	3,305,000	3,306,280	1,280	—
Expiring 03/20/24	CITI	PHP	165,380	2,963,000	2,939,814	—	(23,186)
Expiring 03/20/24	JPM	PHP	167,255	3,008,000	2,973,153	—	(34,847)
Expiring 03/20/24	MSI	PHP	290,369	5,175,000	5,161,642	—	(13,358)
Expiring 03/20/24	MSI	PHP	182,287	3,247,000	3,240,350	—	(6,650)
Expiring 03/20/24	SCB	PHP	209,869	3,726,000	3,730,656	4,656	—
Expiring 03/20/24	SCB	PHP	205,281	3,673,000	3,649,109	—	(23,891)
Expiring 03/20/24	SCB	PHP	164,459	2,933,000	2,923,437	—	(9,563)
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	1,628	1,228,000	1,216,492	—	(11,508)
Expiring 03/20/24	CITI	SGD	2,455	1,855,000	1,833,736	—	(21,264)
Expiring 03/20/24	CITI	SGD	2,380	1,794,000	1,778,059	—	(15,941)
South African Rand,
Expiring 03/20/24	CITI	ZAR	64,824	3,438,789	3,447,961	9,172	—
Expiring 03/20/24	CITI	ZAR	29,922	1,587,211	1,591,535	4,324	—
Expiring 03/20/24	HSBC	ZAR	56,377	2,986,725	2,998,691	11,966	—
Expiring 03/20/24	SSB	ZAR	22,089	1,178,000	1,174,918	—	(3,082)
Expiring 03/20/24	TD	ZAR	64,864	3,467,067	3,450,107	—	(16,960)
South Korean Won,
Expiring 03/20/24	SSB	KRW	2,456,451	1,870,000	1,845,775	—	(24,225)
Thai Baht,
Expiring 03/20/24	HSBC	THB	80,385	2,364,000	2,274,614	—	(89,386)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/20/24	HSBC	THB	79,791	$2,256,000	$2,257,784	$1,784	$—
Expiring 03/20/24	HSBC	THB	77,084	2,223,000	2,181,197	—	(41,803)
Expiring 03/20/24	MSI	THB	81,021	2,345,000	2,292,589	—	(52,411)
Turkish Lira,
Expiring 03/20/24	BARC	TRY	32,783	1,042,000	1,029,046	—	(12,954)
Expiring 03/20/24	BARC	TRY	27,390	857,000	859,745	2,745	—
				$136,541,827	$136,094,141	301,969	(749,655)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/24	MSI	AUD	1,710	$1,145,608	$1,124,674	$20,934	$—
Brazilian Real,
Expiring 02/02/24	CITI	BRL	5,374	1,090,315	1,084,390	5,925	—
Expiring 02/02/24	DB	BRL	30,501	6,196,878	6,154,826	42,052	—
British Pound,
Expiring 04/19/24	HSBC	GBP	20,480	26,086,981	25,968,885	118,096	—
Expiring 04/19/24	JPM	GBP	619	784,000	784,526	—	(526)
Chilean Peso,
Expiring 03/20/24	MSI	CLP	409,183	464,195	438,436	25,759	—
Chinese Renminbi,
Expiring 04/24/24	MSI	CNH	143,384	20,078,723	20,058,218	20,505	—
Colombian Peso,
Expiring 03/20/24	BARC	COP	8,878,395	2,230,000	2,259,525	—	(29,525)
Czech Koruna,
Expiring 04/19/24	BARC	CZK	24,753	1,077,072	1,075,694	1,378	—
Expiring 04/19/24	BARC	CZK	24,478	1,065,928	1,063,744	2,184	—
Expiring 04/19/24	BOA	CZK	55,040	2,408,000	2,391,880	16,120	—
Euro,
Expiring 02/06/24	CITI	EUR	8,785	9,529,123	9,496,532	32,591	—
Expiring 04/19/24	BOA	EUR	29,885	32,631,402	32,405,828	225,574	—
Expiring 04/19/24	CITI	EUR	870	946,000	943,716	2,284	—
Expiring 04/19/24	CITI	EUR	856	944,000	928,381	15,619	—
Expiring 04/19/24	CITI	EUR	853	932,000	925,379	6,621	—
Expiring 04/19/24	DB	EUR	700	762,678	759,061	3,617	—
Expiring 04/19/24	HSBC	EUR	20,670	22,584,193	22,413,322	170,871	—
Expiring 04/19/24	SSB	EUR	48,352	53,135,446	52,430,612	704,834	—
Expiring 04/19/24	TD	EUR	44,828	48,953,020	48,608,741	344,279	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 04/19/24	BOA	HUF	977,689	$2,780,527	$2,733,851	$46,676	$—
Expiring 04/19/24	GSI	HUF	1,801,415	5,177,374	5,037,187	140,187	—
Expiring 04/19/24	UAG	HUF	638,535	1,779,000	1,785,495	—	(6,495)
Israeli Shekel,
Expiring 03/20/24	CITI	ILS	8,064	2,209,000	2,214,552	—	(5,552)
Expiring 03/20/24	CITI	ILS	1,836	497,567	504,208	—	(6,641)
Expiring 03/20/24	GSI	ILS	8,029	2,195,000	2,204,814	—	(9,814)
New Taiwanese Dollar,
Expiring 03/20/24	CITI	TWD	192,767	6,276,000	6,199,287	76,713	—
Expiring 03/20/24	JPM	TWD	870,660	28,417,653	27,999,929	417,724	—
Expiring 03/20/24	SCB	TWD	125,742	4,107,000	4,043,790	63,210	—
Peruvian Nuevo Sol,
Expiring 03/20/24	BARC	PEN	9,569	2,557,255	2,512,435	44,820	—
Expiring 03/20/24	CITI	PEN	6,175	1,649,559	1,621,167	28,392	—
Expiring 03/20/24	SCB	PEN	8,623	2,270,469	2,264,058	6,411	—
Philippine Peso,
Expiring 03/20/24	CITI	PHP	111,929	2,017,313	1,989,657	27,656	—
Expiring 03/20/24	SCB	PHP	131,793	2,374,654	2,342,775	31,879	—
Expiring 03/20/24	SSB	PHP	167,228	2,989,308	2,972,665	16,643	—
Expiring 03/20/24	SSB	PHP	122,044	2,195,977	2,169,463	26,514	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	3,042	752,172	758,945	—	(6,773)
Expiring 04/19/24	GSI	PLN	6,962	1,718,828	1,736,899	—	(18,071)
Expiring 04/19/24	HSBC	PLN	1,482	367,507	369,852	—	(2,345)
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	5,509	4,121,367	4,115,536	5,831	—
Expiring 03/20/24	BOA	SGD	4,547	3,397,000	3,397,092	—	(92)
Expiring 03/20/24	HSBC	SGD	5,165	3,889,000	3,858,948	30,052	—
Expiring 03/20/24	SSB	SGD	2,580	1,928,000	1,927,315	685	—
South Korean Won,
Expiring 03/20/24	BARC	KRW	7,073,152	5,393,506	5,314,760	78,746	—
Expiring 03/20/24	BOA	KRW	2,831,217	2,155,000	2,127,374	27,626	—
Expiring 03/20/24	UAG	KRW	3,033,687	2,272,000	2,279,510	—	(7,510)
Thai Baht,
Expiring 03/20/24	CITI	THB	76,693	2,194,000	2,170,144	23,856	—
Expiring 03/20/24	GSI	THB	65,402	1,870,000	1,850,625	19,375	—
Expiring 03/20/24	JPM	THB	99,689	2,826,000	2,820,846	5,154	—
Expiring 03/20/24	MSI	THB	47,574	1,338,442	1,346,158	—	(7,716)
				$336,762,040	$333,985,707	2,877,393	(101,060)
						$3,179,362	$(850,715)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt	12/20/28	1.000%(Q)	2,000	11.712%	$(677,934)	$(1,543)	$(676,391)	GSI
Dominican Republic	12/20/28	1.000%(Q)	2,000	1.824%	(68,853)	(1,543)	(67,310)	GSI
Emirate of Abu Dhabi	12/20/28	1.000%(Q)	2,000	0.438%	52,404	(1,543)	53,947	GSI
Federal Republic of Nigeria	12/20/28	1.000%(Q)	2,000	5.558%	(351,251)	(1,543)	(349,708)	GSI
Federation of Malaysia	12/20/28	1.000%(Q)	3,000	0.447%	77,170	(2,314)	79,484	GSI
Federative Republic of Brazil	12/20/28	1.000%(Q)	9,000	1.372%	(135,424)	(6,942)	(128,482)	GSI
Kingdom of Bahrain	12/20/28	1.000%(Q)	2,000	2.101%	(91,456)	(1,543)	(89,913)	GSI
Kingdom of Morocco	12/20/28	1.000%(Q)	2,000	1.056%	(2,495)	(1,543)	(952)	GSI
Kingdom of Saudi Arabia	12/20/28	1.000%(Q)	4,000	0.592%	77,053	(3,085)	80,138	GSI
People’s Republic of China	12/20/28	1.000%(Q)	9,000	0.646%	151,175	(6,942)	158,117	GSI
Republic of Argentina	12/20/28	1.000%(Q)	2,000	35.270%	(1,306,386)	(1,543)	(1,304,843)	GSI
Republic of Chile	12/20/28	1.000%(Q)	7,000	0.541%	151,427	(5,399)	156,826	GSI
Republic of Colombia	12/20/28	1.000%(Q)	6,000	1.700%	(175,189)	(4,628)	(170,561)	GSI
Republic of Indonesia	12/20/28	1.000%(Q)	9,000	0.744%	112,075	(6,942)	119,017	GSI
Republic of Panama	12/20/28	1.000%(Q)	2,000	1.997%	(82,995)	(1,543)	(81,452)	GSI
Republic of Peru	12/20/28	1.000%(Q)	3,000	0.687%	45,259	(2,314)	47,573	GSI
Republic of Philippines	12/20/28	1.000%(Q)	3,000	0.633%	52,256	(2,314)	54,570	GSI
Republic of South Africa	12/20/28	1.000%(Q)	9,000	2.284%	(482,701)	(6,942)	(475,759)	GSI
Republic of Turkey	12/20/28	1.000%(Q)	9,000	3.268%	(835,543)	(6,942)	(828,601)	GSI
State of Qatar	12/20/28	1.000%(Q)	2,000	0.491%	47,672	(1,543)	49,215	GSI

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sultanate of Oman	12/20/28	1.000%(Q)	2,000	1.163%	$(11,919)	$(1,543)	$(10,376)	GSI
United Mexican States	12/20/28	1.000%(Q)	9,000	0.900%	50,381	(6,942)	57,323	GSI
					$(3,405,274)	$(77,136)	$(3,328,138)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.40.V1	12/20/28	1.000%(Q)	100,000	$3,386,103	$(22,037)	$3,408,140	GSI
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	02/14/24	0.500%(M)	11,411	*	$7,438	$(74)	$7,512	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	$75,104		$67,464		$7,640		BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(69,551)		—		(69,551)		BARC
Romanian Government International Bond	12/20/29	1.000%(Q)	EUR	4,500	150,843		205,650		(54,807)		BARC

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	12/20/24	1.000%(Q)	1,000	$(8,512)		$(2,106)		$(6,406)		BARC
United Mexican States	12/20/24	1.000%(Q)	440	(3,746)		548		(4,294)		CITI
				$144,138		$271,556		$(127,418)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)		7,650	0.221%	$32,033	$1,428	$30,605	GSI
Boeing Co.	06/20/24	1.000%(Q)		1,460	0.339%	5,454	775	4,679	GSI
General Motors Co.	06/20/26	5.000%(Q)		2,230	0.668%	232,124	207,327	24,797	GSI
Halliburton Co.	12/20/26	1.000%(Q)		910	0.317%	18,035	5,034	13,001	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		500	0.225%	2,087	744	1,343	GSI
Petroleos Mexicanos	12/20/24	1.000%(Q)		1,000	2.336%	(10,345)	(9,240)	(1,105)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		440	2.336%	(4,552)	(7,347)	2,795	CITI
Simon Property Group LP	06/20/26	1.000%(Q)		1,980	0.433%	27,845	10,964	16,881	GSI
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR	1,025	0.214%	485	(625)	1,110	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,000	0.234%	471	(2,096)	2,567	BNP
Verizon Communications, Inc.	06/20/26	1.000%(Q)		680	0.505%	8,442	6,801	1,641	GSI
						$312,079	$213,765	$98,314

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	75,200	3.607%	$2,893,823	$4,623,247	$1,729,424

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Currency swap agreements outstanding at January 31, 2024:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,500	3.100%(A)	EUR	4,883	1 Day SOFR(A)/ 5.320%	JPM	09/27/29	$(104,342)	$—	$(104,342)
Interest rate swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.188%	$(28,953)	$253,425	$282,378
GBP	3,280	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.188%	169,315	472,439	303,124
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.188%	(30,882)	304,142	335,024
	95,120	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	—	152,380	152,380
	6,572	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	8,774	8,774
	8,268	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	37,728	37,728
	24,570	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(124,929)	(124,929)
	12,090	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	2,236	(215,930)	(218,166)
	10,000	12/15/27	3.709%(A)	1 Day SOFR(1)(A)/ 5.320%	—	7,129	7,129
					$111,716	$895,158	$783,442

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(2,944)	$(216,941)	$—	$(216,941)
Total Return Benchmark Bond Index(T)††	1 Day USOIS -54bps(T)/ 4.790%	JPM	03/20/24	(53,964)	(4,404,926)	—	(4,404,926)
					$(4,621,867)	$—	$(4,621,867)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return
Benchmark Bond Index total return swap with JPM, as of January 31, 2024, termination date 03/20/2024:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	4,000,000	$ 4,737,060	1.55%
Morgan Stanley	4,000,000	4,349,026	1.42%
United Parcel Service, Inc.	4,000,000	4,235,501	1.39%
Northrop Grumman Corp.	4,000,000	4,079,093	1.34%
Dell International LLC/EMC Corp.	4,000,000	4,017,633	1.32%
Telefonica Emisiones, S.A.U.	4,000,000	3,932,813	1.29%
FedEx Corp.	4,000,000	3,928,907	1.29%
Wells Fargo & Co.	4,000,000	3,888,837	1.27%
Keurig Dr Pepper, Inc.	4,000,000	3,886,555	1.27%
TransCanada PipeLines Ltd.	4,000,000	3,874,563	1.27%
Conagra Brands, Inc.	4,000,000	3,870,743	1.27%
The Walt Disney Co.	4,000,000	3,860,592	1.26%
Fox Corp.	4,000,000	3,826,359	1.25%
Intel Corp.	4,000,000	3,768,387	1.23%
Cigna Corp.	4,000,000	3,743,591	1.23%
HCA, Inc.	4,000,000	3,722,759	1.22%
ExxonMobil Corp.	4,000,000	3,637,562	1.19%
Thermo Fisher Scientific, Inc.	4,000,000	3,579,138	1.17%
T-Mobile USA, Inc.	4,000,000	3,552,507	1.16%

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Eli Lilly and Co.	4,000,000	$3,536,145	1.16%
Bristol-Myers Squibb Co.	4,000,000	3,534,990	1.16%
Fiserv, Inc.	4,000,000	3,495,369	1.14%
Johnson & Johnson	4,000,000	3,487,776	1.14%
McDonald’s Corp.	4,000,000	3,482,983	1.14%
Mastercard, Inc.	4,000,000	3,473,816	1.14%
Deere & Co.	4,000,000	3,458,104	1.13%
Enterprise Products Operating LLC	4,000,000	3,431,283	1.12%
Bank of America Corp.	4,000,000	3,384,450	1.11%
Progressive Corp.	4,000,000	3,381,946	1.11%
Vodafone Group PLC	4,000,000	3,347,684	1.10%
NVIDIA Corp.	4,000,000	3,300,774	1.08%
Equinor ASA	4,000,000	3,285,582	1.08%
Humana, Inc.	4,000,000	3,275,419	1.07%
Union Electric Co.	4,000,000	3,268,165	1.07%
Becton, Dickinson & Co.	4,000,000	3,239,654	1.06%
Global Payments, Inc.	4,000,000	3,237,468	1.06%
Paramount Global	4,000,000	3,224,320	1.06%
Nike, Inc.	4,000,000	3,194,081	1.05%
Dollar General Corp.	4,000,000	3,190,735	1.04%
Oracle Corp.	4,000,000	3,159,447	1.03%
Caterpillar, Inc.	4,000,000	3,123,638	1.02%
Southern California Edison Co.	4,000,000	3,116,820	1.02%
Carrier Global Corp.	4,000,000	3,103,456	1.02%
Starbucks Corp.	4,000,000	3,064,949	1.00%
Dow Chemical Co.	4,000,000	3,063,938	1.00%
Verizon Communications, Inc.	4,000,000	3,062,388	1.00%
eBay, Inc.	4,000,000	3,058,669	1.00%
Union Pacific Corp.	4,000,000	3,056,251	1.00%
Suncor Energy, Inc.	4,000,000	3,049,973	1.00%
Rogers Communications, Inc.	4,000,000	3,036,328	0.99%
		$175,618,227

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).